First Trust Dividend Strength ETF Expense Example, No Redemption - First Trust Dividend Strength ETF - First Trust Dividend Strength ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 72
Expense Example, No Redemption, 3 Years	248
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	$ 991